Real Estate Owned (Tables)	12 Months Ended
Jun. 30, 2023
Real Estate Owned [Abstract]
Schedule of aActivity in Real Estate Owned	Activity in real estate owned for the years ended June 30 was as follows:
(in thousands)	2023	2022
Balance at beginning of year	$10	$82
Loans transferred to real estate owned	60	45
Capitalized expenditures	-	-
Valuation adjustments	-	-
Disposals	-	(117)
Balance at end of year	$70	$10